Document and Entity Information	Apr. 07, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 07, 2017
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Apr. 07, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Apr. 07, 2017
AIG International Dividend Strategy Fund | Class A
Prospectus:
Trading Symbol	SIEAX
AIG International Dividend Strategy Fund | Class C
Prospectus:
Trading Symbol	SIETX
AIG International Dividend Strategy Fund | Class I
Prospectus:
Trading Symbol	NAOIX
AIG International Dividend Strategy Fund | Class W
Prospectus:
Trading Symbol	SEIWX
AIG Japan Fund | Class A
Prospectus:
Trading Symbol	SAESX
AIG Japan Fund | Class C
Prospectus:
Trading Symbol	SAJCX